Long-Term Debt (Narrative) (Details)	12 Months Ended							6 Months Ended	12 Months Ended					1 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 2023 Notes [Member] USD ($)	Oct. 09, 2013 2023 Notes [Member] USD ($)	Oct. 07, 2013 2023 Notes [Member] USD ($)	Sep. 27, 2013 2023 Notes [Member] USD ($)	Dec. 31, 2011 2016 Notes [Member] USD ($)	Dec. 31, 2013 2016 Notes [Member] USD ($)	Dec. 31, 2012 2016 Notes [Member] USD ($)	Dec. 31, 2011 2016 Notes [Member] USD ($)	Apr. 24, 2012 2016 Notes [Member] BRL	Jul. 13, 2011 2016 Notes [Member] BRL	Dec. 17, 2013 2019 Notes [Member] USD ($)	Jul. 18, 2011 2019 Notes [Member] USD ($)	Dec. 31, 2013 2019 Notes [Member] USD ($)	Dec. 31, 2012 2019 Notes [Member] USD ($)	Dec. 31, 2011 2019 Notes [Member] USD ($)	Oct. 07, 2013 2019 Notes [Member] USD ($)	Sep. 30, 2013 2019 Notes [Member] USD ($)	Sep. 27, 2013 2019 Notes [Member] USD ($)	Oct. 31, 2009 2019 Notes [Member] USD ($)
Debt Instrument [Line Items]
Notes Payable				$ 468,470,000					$ 287,547,000	$ 331,859,000							$ 306,798,000
Principal amount of debt					542,000		473,225,000					275,000,000	400,000,000	99,767,000								450,000,000
Amount of debt issued at a premium							375,000,000
Amount of debt issued as consideration for the partial exchange of 2019 Notes						542,000	98,225,000
Percentage of long term debt purchase price							100.909%					102.529%										99.136%
Long-term debt maturity date				Sep. 27, 2023					Jul. 13, 2016							Oct. 01, 2019
Long-term debt, fixed interest rate							6.625%						10.25%			7.50%
Amount partially used to finance the purchase of 2019 Notes				378,409,000
Net discount				5,420,000
Discount related to non-cash issuance				8,829,000
Premium related to cash issuance				3,409,000
Financing cost of issuance of debt				3,313,000				3,699,000
Percentage of redeemed long term debt															31.42%
Outstanding principal amount of redeemed debt														108,875,000	141,400,000
Percentage of redemption price over book value														109.129%	107.50%
Loss incurred from notes redemption																18,873,000
Interest expense related to long-term debt				8,196,000					31,418,000	30,051,000	11,119,000					18,765,000	23,145,000	28,948,000
Accelerated accretion of discount				123,000												1,802,000	266,000	1,335,000
Accelerated amortization of deferred financing costs	1,341,000	1,314,000	3,316,000	109,000					777,000	704,000	250,000					3,056,000	610,000	3,067,000
Other long-term borrowings	12,318,000	3,824,000
Amount of Notes exchanged																			512,000	89,955,000
Amount of Notes purchased																				118,366,000
Total aggregate amount of Notes exchanged and purchased																				208,321,000
Percentage of outstanding principal amount represented by total aggregate amount of Notes exchanged and purchased																				67.50%
Cash paid as consideration for exchange						2,000															51,000
Amount paid as tender consideration for purchase																				128,131,000
Percentage of redemption price equal to amount paid as tender consideration for purchase																				108.25%
Cash paid for accrued and unpaid interests														1,580,000						7,638,000
One-time loss, debt instrument														23,467,000
Loss related consideration in excess of principal amount														18,873,000
Loss related to accelerated amortization of deferred financing cost														2,599,000
Loss related to accelerated accretion of original discount														1,127,000
Loss related to cost incurred in connection wtih exchange offer														$ 868,000